Prepayments and Other Receivables	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Prepayments and Other Receivables [Abstract]
PREPAYMENTS AND OTHER RECEIVABLES

4 - PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other current assets as of December 31, 2024 and March 31, 2024 consisted of the following:

	December 31, 2024	March 31, 2024
Prepaid rent	$70,766	$179,792
Prepayments to vendors	1,580,417	143,018
Prepaid iCloud Server	-	1,747
Prepaid insurance	293,294	237,207
Prepaid income tax	86,705	-
Prepayments to other service providers	275,510	26,896
Total Prepayment and Other Receivables	$2,306,692	$588,660

As of December 31, 2024 and March 31, 2024, the prepayments to vendors were $1.6 million and $0.1 million, respectively. The increase in prepayments to vendors was primarily due to the Company’s anticipation of growth in future sales and rental services. The Company plans to purchase more E-vehicles and related accessories from oversea vendors to support the expansion in retail and rental markets. These prepayments to vendors are expected to be settled by the end of March 2025.

4 - PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other current assets as of March 31, 2024 and 2023 consisted of the following:

	March 31, 2024	March 31, 2023
Prepaid rent	$179,792	$26,332
Prepayments to vendors	143,018	647,746
Prepaid iCloud Server	1,747	-
Prepayments to DMV	-	500
Prepaid insurance	237,207	108,241
Prepayments to other service providers	26,896	-
Total Prepayment and Other Receivables	$588,660	$782,819